ADDITIONAL INFORMATION OF THE PARENT COMPANY	12 Months Ended
Dec. 31, 2024
ADDITIONAL INFORMATION OF THE PARENT COMPANY.
ADDITIONAL INFORMATION OF THE PARENT COMPANY

ADDITIONAL INFORMATION OF THE PARENT COMPANY

FINANCIAL STATEMENTS SCHEDULE I

HESAI GROUP

CONDENSED BALANCE SHEETS

AS OF DECEMBER 31, 2023 and 2024

(Amounts in thousands, except share and per share data and otherwise noted)

	As of December 31,
	2023	2024
	RMB	RMB	US$
			(Note 2)
ASSETS
Cash and cash equivalents	363,778	1,056,383	144,724
Short-term investments	581,962	—	—
Prepayments and other current assets	8,005	4,100	562
Investments in subsidiaries	2,929,800	2,915,337	399,400
Property and equipment, net	5	—	—
TOTAL ASSETS	3,883,550	3,975,820	544,686
LIABILITIES AND SHAREHOLDERS’ EQUITY
Amounts due to subsidiaries	14,024	8,997	1,233
Accrued expenses and other current liabilities	7,208	35,092	4,807
TOTAL LIABILITIES	21,232	44,089	6,040

Shareholders’ equity
Class A Ordinary shares (US$0.0001 par value, 50,000,000 shares authorized, 30,033,379 and 30,015,905 shares issued and outstanding as of December 31, 2023 and 2024, respectively)	19	19	3
Class B Ordinary shares (US$0.0001 par value, 900,000,000 shares authorized, 99,626,332 and 101,143,806 shares issued, 96,995,110 and 101,143,806 shares outstanding as of December 31, 2023 and 2024, respectively)	67	70	10
Additional paid-in capital	7,423,862	7,577,113	1,038,060
Subscription receivables	(292,721)	(292,721)	(40,103)
Accumulated other comprehensive income	38,440	56,975	7,806
Accumulated deficit	(3,307,349)	(3,409,725)	(467,130)
Total shareholders’ equity	3,862,318	3,931,731	538,646
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	3,883,550	3,975,820	544,686

ADDITIONAL INFORMATION OF THE PARENT COMPANY

FINANCIAL STATEMENTS SCHEDULE I

HESAI GROUP

CONDENSED STATEMENTS OF

OPERATIONS AND COMPREHENSIVE LOSS

FOR THE YEARS ENDED DECEMBER 31, 2022, 2023 and 2024

(Amounts in thousands, except share and per share data and otherwise noted)

	For the years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB	US$
				(Note 2)
Net revenues	—	—	—	—
Sales and marketing expenses	—	—	(6,741)	(924)
General and administrative expenses	(37,105)	(98,099)	(67,475)	(9,244)
Interest income	—	42,402	50,754	6,954
Foreign exchange (gain) loss, net	2	(12)	(9)	(1)
Equity in deficit of subsidiaries	(263,662)	(420,259)	(78,905)	(10,810)
Net Loss	(300,765)	(475,968)	(102,376)	(14,025)
Deemed dividend	(446,419)	—	—	—
Net loss attributable to ordinary shareholders of the Company	(747,184)	(475,968)	(102,376)	(14,025)

Net Loss	(300,765)	(475,968)	(102,376)	(14,025)
Comprehensive loss, net of tax of nil:
Foreign currency translation adjustments	(12,073)	42,048	18,535	2,539
Comprehensive loss	(312,838)	(433,920)	(83,841)	(11,486)

ADDITIONAL INFORMATION OF THE PARENT COMPANY

FINANCIAL STATEMENTS SCHEDULE I

HESAI GROUP

CONDENSED STATEMENTS OF CASH FLOWS

FOR THE YEARS ENDED DECEMBER 31, 2022, 2023 and 2024

(Amounts in thousands, except share and per share data and otherwise noted)

	Year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB	US$
				(Note 2)
Cash flows from operating activities:
Net loss	(300,765)	(475,968)	(102,376)	(14,025)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	2	3	3	1
Loss from equity in earnings of subsidiaries	263,662	420,259	78,905	10,810
Share-based compensation	33,342	42,379	11,922	1,633
Fair value change of short-term investments	—	(12,500)	12,500	1,712
Foreign exchange (gain) loss, net	(2)	12	9	1
Changes in operating assets and liabilities:
Prepayments and other current assets	(545)	(1,544)	3,905	535
Accrued expenses and other current liabilities	2,611	6,281	27,885	3,820
Net cash (used in) provided by operating activities	(1,695)	(21,078)	32,753	4,487
Cash flows from investing activities:
Purchases of short-term investments	—	(742,287)	(309,349)	(42,381)
Maturity of short-term investments	—	176,302	878,812	120,397
Purchases of property and equipment	(10)	—	—	—
Payment and collection of loans to and investments in subsidiaries	—	(379,237)	55,792	7,643
Net cash (used in) provided by investing activities	(10)	(945,222)	625,255	85,659
Cash flows from financing activities:
Cash contribution from shareholders in connection with the 2021 Reorganization	—	17,506	—	—
Proceeds from issuance of ordinary shares	—	1,225,470	—	—
Payment of offering costs	—	(22,828)	—	—
Proceeds from issuance of ordinary shares upon the exercise of stock options	—	2,872	34,139	4,677
Collection and payments of amounts due to subsidiaries	—	14,024	(15,710)	(2,152)
Net cash provided by financing activities	—	1,237,044	18,429	2,525
Net (decrease) increase in cash and cash equivalents	(1,705)	270,744	676,437	92,671
Cash and cash equivalents, beginning of the year	36,160	35,411	363,778	49,837
Effect of foreign exchange rate changes on cash and cash equivalents	956	57,623	16,168	2,216
Cash and cash equivalents, end of the year	35,411	363,778	1,056,383	144,724
Supplemental disclosure of non-cash financing activities:
Accrued offering cost	480	—	—	—

ADDITIONAL FINANCIAL INFORMATION OF PARENT COMPANY

FINANCIAL STATEMENTS SCHEDULE I

HESAI GROUP

FINANCIAL INFORMATION OF PARENT COMPANY

NOTES TO SCHEDULE I

1.Schedule I has been provided pursuant to the requirements of Rule 12-04(a) and 5-04(c) of SEC Regulation S-X, which requires condensed financial information as to the financial position, changes in financial position and results of operations of a parent company as of the same date and for the same period for which audited financial statements have been presented when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year. The Company does not include condensed financial information as to the changes in deficit as such financial information is the same as the consolidated statements of changes in shareholders’ deficit.
2.The condensed financial information has been prepared using the same accounting policies as set out in the financial statements except that the equity method has been used to account for investments in its subsidiaries. For the parent company, the Company records its investments in subsidiaries under the equity method of accounting as prescribed in ASC 323, Investments - Equity Method and Joint Ventures. Such investments are presented on the Condensed Balance Sheet as “Investment in subsidiaries” and the subsidiaries’ profit or loss as “Loss from equity in earnings of subsidiaries” on the Condensed Statements of Comprehensive Loss. Ordinarily under the equity method, an investor in an equity method investee would cease to recognize its share of the losses of an investee once the carrying value of the investment has been reduced to nil absent an undertaking by the investor to provide continuing support and fund losses. For the purpose of this Schedule I, the parent company has continued to reflect its share, based on its proportionate interest, of the losses of subsidiaries regardless of the carrying value of the investment even though the parent company is not obligated to provide continuing support or fund losses.
3.As of December 31, 2023 and 2024, there were no material contingencies, significant provisions of long-term obligations, guarantees of the Company.
4.Translations of balances from RMB into US$ as of and for the year ended December 31, 2024 are solely for the convenience of the readers and were calculated at the rate of US$1.00= RMB7.2993, as set forth in H.10 statistical release of the Federal Reserve Board on December 31, 2024. The translation is not intended to imply that the RMB amounts could have been, or could be, converted, realized or settled into United States dollars at that rate on December 31, 2024, or at any other rate.